UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

Steven I. Koszalka

American Funds Corporate Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Corporate Bond FundSM
Investment portfolio
August 31, 2016
unaudited
Bonds, notes & other debt instruments 90.35% Corporate bonds & notes 80.42% Financials 18.37%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$50	$51
ACE INA Holdings Inc. 2.875% 2022	15	16
ACE INA Holdings Inc. 3.35% 2026	50	54
ACE INA Holdings Inc. 4.35% 2045	20	24
American Campus Communities, Inc. 3.35% 2020	260	269
American Campus Communities, Inc. 3.75% 2023	50	52
American Campus Communities, Inc. 4.125% 2024	200	214
Bank of America Corp. 2.625% 2020	375	384
Bank of America Corp. 3.50% 2026	334	349
Bank of New York Mellon Corp. 2.20% 2023	425	424
Berkshire Hathaway Finance Corp. 1.15% 2018	180	180
Berkshire Hathaway Finance Corp. 1.30% 2019	20	20
Berkshire Hathaway Inc. 2.20% 2021	40	41
Boston Properties, Inc. 3.65% 2026	100	107
BPCE SA group 4.50% 2025[1]	200	204
Citigroup Inc. 2.35% 2021	450	451
Citigroup Inc. 4.125% 2028	315	321
Commonwealth Bank of Australia 2.00% 2021[1]	400	400
Corporate Office Properties LP 3.60% 2023	50	50
Corporate Office Properties LP 5.00% 2025	30	32
Credit Suisse Group AG 3.80% 2023[1]	250	254
Credit Suisse Group AG 4.55% 2026[1]	500	529
Crown Castle International Corp. 2.25% 2021	425	425
Danske Bank AS 2.00% 2021[1]	205	204
DCT Industrial Trust Inc. 4.50% 2023	60	64
Developers Diversified Realty Corp. 7.50% 2017	200	206
Developers Diversified Realty Corp. 7.875% 2020	150	181
DNB ASA 2.375% 2021[1]	250	256
EPR Properties 4.50% 2025	80	82
Essex Portfolio L.P. 3.50% 2025	70	73
Goldman Sachs Group, Inc. 3.75% 2026	174	185
Hospitality Properties Trust 6.70% 2018	400	416
Host Hotels & Resorts LP 5.25% 2022	450	497
Host Hotels & Resorts LP 4.50% 2026	40	43
Intesa Sanpaolo SpA 5.017% 2024[1]	430	406
JPMorgan Chase & Co. 2.95% 2026	725	730
Kimco Realty Corp. 3.40% 2022	40	42
MetLife Global Funding I 2.00% 2020[1]	150	151
MetLife Global Funding I 2.50% 2020[1]	150	154
Morgan Stanley 3.125% 2026	525	529
New York Life Global Funding 2.00% 2021[1]	500	505
Prologis, Inc. 3.35% 2021	135	143
QBE Insurance Group Ltd. 2.40% 2018[1]	250	251
Rabobank Nederland 4.375% 2025	575	610
Scentre Group 2.375% 2021[1]	130	131
Scentre Group 3.50% 2025[1]	450	471
American Funds Corporate Bond Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Standard Chartered PLC 1.941% 2019[1,2]	$250	$251
Toronto-Dominion Bank 1.45% 2018	475	475
UDR, Inc. 2.95% 2026	200	201
WEA Finance LLC 3.25% 2020[1]	390	405
WEA Finance LLC 3.75% 2024[1]	200	210
Weingarten Realty Investors 3.25% 2026	125	125
Wells Fargo & Co. 2.10% 2021	150	151
Welltower Inc. 5.25% 2022	500	567
		13,566
Energy 12.02%
Anadarko Petroleum Corp. 4.85% 2021	45	48
Anadarko Petroleum Corp. 5.55% 2026	225	249
Anadarko Petroleum Corp. 6.60% 2046	60	72
Chevron Corp. 2.10% 2021	425	433
Chevron Corp. 2.954% 2026	540	562
ConocoPhillips 4.20% 2021	70	76
ConocoPhillips 4.95% 2026	330	375
ConocoPhillips 5.95% 2046	25	32
Diamond Offshore Drilling, Inc. 4.875% 2043	305	226
Ecopetrol SA 5.875% 2023	30	33
Enbridge Energy Partners, LP 4.375% 2020	60	63
Enbridge Energy Partners, LP 5.875% 2025	45	50
Enbridge Energy Partners, LP 7.375% 2045	630	779
Enbridge Inc. 4.00% 2023	255	256
Energy Transfer Partners, LP 4.75% 2026	150	158
Energy Transfer Partners, LP 6.125% 2045	100	108
EnLink Midstream Partners, LP 4.85% 2026	80	80
Enterprise Products Operating LLC 3.70% 2026	30	31
Enterprise Products Operating LLC 3.95% 2027	45	47
Exxon Mobil Corp. 2.222% 2021	300	308
Halliburton Co. 3.80% 2025	215	223
Halliburton Co. 4.85% 2035	10	11
Halliburton Co. 5.00% 2045	360	398
Kinder Morgan Energy Partners, LP 5.40% 2044	25	25
Kinder Morgan Finance Co. 5.05% 2046	315	303
Kinder Morgan, Inc. 4.30% 2025	160	166
Kinder Morgan, Inc. 5.55% 2045	325	336
Noble Corp. PLC 6.95% 2025	125	102
Petróleos Mexicanos 6.875% 2026[1]	465	542
Petróleos Mexicanos 5.50% 2044	50	48
Petróleos Mexicanos 5.625% 2046	210	204
Pioneer Natural Resources Co. 3.45% 2021	250	259
Schlumberger BV 3.625% 2022[1]	465	496
Schlumberger BV 4.00% 2025[1]	115	126
Shell International Finance BV 1.875% 2021	275	276
Shell International Finance BV 2.875% 2026	55	57
Shell International Finance BV 4.00% 2046	360	378
Western Gas Partners LP 4.65% 2026	40	41
Williams Partners LP 3.60% 2022	175	175
Williams Partners LP 4.00% 2025	585	586
Williams Partners LP 5.40% 2044	135	136
		8,874
American Funds Corporate Bond Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 11.35%	Principal amount (000)	Value (000)
AbbVie Inc. 2.30% 2021	$330	$334
AbbVie Inc. 2.85% 2023	85	86
AbbVie Inc. 3.20% 2026	350	359
AbbVie Inc. 4.45% 2046	160	172
Actavis Funding SCS 3.00% 2020	100	103
Actavis Funding SCS 3.80% 2025	600	634
Actavis Funding SCS 4.75% 2045	175	193
Aetna Inc. 2.40% 2021	25	25
Aetna Inc. 2.80% 2023	15	15
Aetna Inc. 3.20% 2026	635	648
Aetna Inc. 4.25% 2036	120	125
Amgen Inc. 1.85% 2021	115	115
Amgen Inc. 2.60% 2026	215	214
Amgen Inc. 4.40% 2045	225	243
AstraZeneca PLC 3.375% 2025	175	188
Baxalta Inc. 2.875% 2020	100	102
Becton, Dickinson and Co. 2.675% 2019	231	239
Becton, Dickinson and Co. 4.685% 2044	100	116
Biogen Inc. 5.20% 2045	200	242
Boston Scientific Corp. 2.85% 2020	50	51
Boston Scientific Corp. 3.85% 2025	100	107
Celgene Corp. 3.875% 2025	128	138
Celgene Corp. 5.00% 2045	30	35
EMD Finance LLC 2.40% 2020[1]	50	50
EMD Finance LLC 2.95% 2022[1]	225	231
EMD Finance LLC 3.25% 2025[1]	125	129
Express Scripts Inc. 4.80% 2046	225	240
HCA Inc. 5.00% 2024	100	106
HCA Inc. 5.25% 2025	200	215
HCA Inc. 4.50% 2027	150	152
Johnson & Johnson 1.125% 2019	650	651
Medtronic, Inc. 4.625% 2045	150	181
Mylan Laboratories Inc. 3.15% 2021[1]	500	512
Roche Holdings, Inc. 3.35% 2024[1]	200	217
Teva Pharmaceutical Finance Company BV 2.20% 2021	525	526
Teva Pharmaceutical Finance Company BV 2.80% 2023	110	111
Teva Pharmaceutical Finance Company BV 3.15% 2026	150	151
Teva Pharmaceutical Finance Company BV 4.10% 2046	100	103
UnitedHealth Group Inc. 3.75% 2025	200	222
Zimmer Holdings, Inc. 2.00% 2018	100	101
		8,382
Consumer discretionary 10.92%
21st Century Fox America, Inc. 4.95% 2045	150	177
Amazon.com, Inc. 4.95% 2044	100	126
American Honda Finance Corp. 1.20% 2019	350	349
Bayerische Motoren Werke AG 2.00% 2021[1]	500	506
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[1]	700	773
Comcast Corp. 4.75% 2044	150	180
Daimler Finance NA LLC 2.70% 2020[1]	250	259
DaimlerChrysler North America Holding Corp. 1.50% 2019[1]	300	299
DaimlerChrysler North America Holding Corp. 2.25% 2020[1]	225	229
DaimlerChrysler North America Holding Corp. 2.00% 2021[1]	200	201
Ford Motor Credit Co. 3.20% 2021	375	387
American Funds Corporate Bond Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.134% 2025	$200	$213
General Motors Co. 6.60% 2036	45	56
General Motors Co. 6.75% 2046	105	135
General Motors Financial Co. 3.70% 2023	250	255
General Motors Financial Co. 4.30% 2025	200	208
Marriott International, Inc., Series I, 6.375% 2017	80	83
McDonald’s Corp. 2.75% 2020	10	11
McDonald’s Corp. 3.70% 2026	125	135
McDonald’s Corp. 4.70% 2035	100	115
McDonald’s Corp. 4.875% 2045	225	267
NBC Universal Enterprise, Inc. 5.25% 2049[1]	475	505
Newell Rubbermaid Inc. 2.60% 2019	50	51
Newell Rubbermaid Inc. 3.15% 2021	230	240
Newell Rubbermaid Inc. 3.85% 2023	120	128
Newell Rubbermaid Inc. 4.20% 2026	290	317
Newell Rubbermaid Inc. 5.50% 2046	375	464
Starbucks Corp. 2.10% 2021	445	457
Starbucks Corp. 2.70% 2022	25	26
Thomson Reuters Corp. 1.30% 2017	150	150
Time Warner Inc. 4.85% 2045	75	86
Under Armour, Inc. 3.25% 2026	325	330
Walt Disney Co. 0.875% 2019	350	347
		8,065
Consumer staples 9.67%
Anheuser-Busch InBev NV 2.65% 2021	75	77
Anheuser-Busch InBev NV 3.65% 2026	850	909
Anheuser-Busch InBev NV 4.90% 2046	75	91
Coca-Cola Co. 1.375% 2019	525	529
Coca-Cola Co. 1.55% 2021	475	475
Coca-Cola Co. 2.25% 2026	475	475
Colgate-Palmolive Co. 2.95% 2020	90	96
CVS Health Corp. 2.125% 2021	175	177
Kraft Heinz Co. 4.375% 2046	195	212
Molson Coors Brewing Co. 1.45% 2019	15	15
Molson Coors Brewing Co. 2.10% 2021	65	66
Molson Coors Brewing Co. 3.00% 2026	385	390
Molson Coors Brewing Co. 4.20% 2046	35	37
Pernod Ricard SA 4.45% 2022[1]	175	193
Philip Morris International Inc. 3.875% 2042	150	158
Philip Morris International Inc. 4.25% 2044	100	113
Procter & Gamble Co. 1.90% 2019	350	358
Reynolds American Inc. 4.45% 2025	325	365
Reynolds American Inc. 5.85% 2045	325	426
Sysco Corp. 2.50% 2021	350	359
Unilever Capital Corp. 2.20% 2019	450	461
Walgreens Boots Alliance, Inc. 2.60% 2021	230	235
Walgreens Boots Alliance, Inc. 3.10% 2023	10	10
Walgreens Boots Alliance, Inc. 3.45% 2026	375	391
Walgreens Boots Alliance, Inc. 4.65% 2046	20	22
WM. Wrigley Jr. Co 3.375% 2020[1]	475	503
		7,143
American Funds Corporate Bond Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 7.61%	Principal amount (000)	Value (000)
CMS Energy Corp. 3.60% 2025	$315	$339
CMS Energy Corp. 3.00% 2026	425	434
Colbun SA 6.00% 2020[1]	150	167
Commonwealth Edison Company 2.55% 2026	75	76
Dominion Resources, Inc. 4.104% 2021	170	182
Duke Energy Corp. 3.75% 2046	125	126
EDP Finance BV 5.25% 2021[1]	200	218
Electricité de France SA 4.95% 2045[1]	220	253
Empresa Nacional de Electricidad SA 4.25% 2024	150	160
Enel Finance International SA 6.00% 2039[1]	250	312
Entergy Corp. 2.95% 2026	110	111
Exelon Corp. 3.95% 2025	250	274
FirstEnergy Corp. 7.375% 2031	50	65
FirstEnergy Corp., Series B, 4.25% 2023	150	159
Iberdrola Finance Ireland 5.00% 2019[1]	150	164
Mississippi Power Co. 4.25% 2042	250	235
NextEra Energy, Inc. 1.649% 2018	500	501
Niagara Mohawk Power Corp. 3.508% 2024[1]	150	162
PPL Capital Funding, Inc. 3.10% 2026	100	102
Puget Sound Energy, Inc., First Lien, 6.50% 2020	101	118
Puget Sound Energy, Inc., First Lien, 5.625% 2022	150	172
Puget Sound Energy Inc. 3.65% 2025	275	287
Southern Co. 2.35% 2021	425	431
Teco Finance, Inc. 5.15% 2020	515	567
		5,615
Information technology 3.97%
Alphabet Inc. 1.998% 2026	375	369
Apple Inc. 3.85% 2046	350	364
Harris Corp. 5.054% 2045	50	59
Microsoft Corp. 2.40% 2026	425	427
Microsoft Corp. 3.70% 2046	625	651
Oracle Corp. 1.90% 2021	825	827
Oracle Corp. 2.65% 2026	150	152
Oracle Corp. 4.00% 2046	75	79
		2,928
Industrials 3.43%
Boeing Company 0.95% 2018	500	499
Canadian National Railway Co. 3.20% 2046	35	35
Caterpillar Inc. 1.70% 2021	300	298
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	32	33
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	88	96
ERAC USA Finance Co. 2.60% 2021[1]	250	254
Fortive Corp. 2.35% 2021[1]	275	279
Lockheed Martin Corp. 1.85% 2018	15	15
Lockheed Martin Corp. 2.50% 2020	458	474
Lockheed Martin Corp. 3.10% 2023	10	11
Lockheed Martin Corp. 3.55% 2026	40	44
Lockheed Martin Corp. 4.50% 2036	10	12
Lockheed Martin Corp. 4.70% 2046	50	60
American Funds Corporate Bond Fund — Page 5 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Norfolk Southern Corp. 3.25% 2021	$255	$270
PACCAR Inc. 1.65% 2021	150	149
		2,529
Telecommunication services 2.75%
AT&T Inc. 2.80% 2021	385	397
AT&T Inc. 4.125% 2026	430	468
AT&T Inc. 4.35% 2045	130	131
France Télécom 9.00% 2031	210	337
Verizon Communications Inc. 1.75% 2021	50	50
Verizon Communications Inc. 3.85% 2042	200	194
Verizon Communications Inc. 4.125% 2046	450	454
		2,031
Materials 0.33%
Glencore Funding LLC 4.00% 2025[1]	250	247
Total corporate bonds & notes		59,380
U.S. Treasury bonds & notes 7.11% U.S. Treasury 5.39%
U.S. Treasury 1.125% 2021	3,008	2,998
U.S. Treasury 1.50% 2026	98	97
U.S. Treasury 2.50% 2046	840	889
		3,984
U.S. Treasury inflation-protected securities 1.72%
U.S. Treasury Inflation-Protected Security 0.625% 2026[4,5]	1,217	1,269
Total U.S. Treasury bonds & notes		5,253
Asset-backed obligations 1.55%
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[1,3]	350	357
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[1,3]	350	357
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[1,3]	345	332
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,3]	100	100
		1,146
Bonds & notes of governments & government agencies outside the U.S. 0.95%
Trinidad & Tobago (Republic of) 4.50% 2026[1]	200	208
United Mexican States 4.35% 2047	475	491
		699
Municipals 0.32%
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	225	233
Total bonds, notes & other debt instruments (cost: $64,461,000)		66,711
Short-term securities 10.97%
BASF SE 0.40% due 9/1/2016[1]	1,400	1,400
Federal Home Loan Bank 0.30% due 10/7/2016	2,100	2,099
John Deere Financial Ltd. 0.44% due 9/22/2016[1]	2,000	2,000
Novartis Securities Investment Ltd. 0.40% due 9/8/2016[1]	400	400
American Funds Corporate Bond Fund — Page 6 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Pfizer Inc. 0.60% due 11/14/2016[1]	$1,200	$1,199
Total Capital Canada Ltd. 0.41% due 9/12/2016[1]	1,000	1,000
Total short-term securities (cost: $8,097,000)		8,098
Total investment securities 101.32% (cost: $72,558,000)		74,809
Other assets less liabilities (1.32)%		(974)
Net assets 100.00%		$73,835
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $6,500,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 8/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.789%	7/7/2019	$3,000	$58
Receive	LCH	3-month USD-LIBOR	1.3555	6/3/2021	3,000	21
Pay	LCH	3-month USD-LIBOR	2.7945	4/10/2024	1,500	(160)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	500	(86)
						$(167)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average month-end notional amount of credit default swaps while held was $5,000,000.
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized depreciation at 8/31/2016 (000)
CDX.NA.IG.26	ICE	1.00%	6/20/2021	$5,000	$63	$68	$(6)

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,962,000, which represented 27.04% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $205,000, which represented .28% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Corporate Bond Fund — Page 7 of 9

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Corporate Bond Fund — Page 8 of 9

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,282
Gross unrealized depreciation on investment securities	(61)
Net unrealized appreciation on investment securities	2,221
Cost of investment securities	72,588

Key to abbreviations
Fin. = Finance
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-032-1016O-S54047	American Funds Corporate Bond Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David S. Lee
David S. Lee, President and Principal Executive Officer

Date: October 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 28, 2016